NET REVENUE (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Total		$ 74,798,483	¥ 11,728,402,114	¥ 10,329,658,133	¥ 9,304,011,693
Add: reversal (provision) of sales refund*	[1]	188,839	29,609,954	1,834,972	(1,161,303)
Transferred over Time [Member]
Total		58,979,819	9,248,035,666	8,225,952,686	7,481,771,882
Transferred at Point in Time [Member]
Total		15,818,664	2,480,366,448	2,103,705,447	1,822,239,811
Sports School Business Membership [Member]
Total		39,702,397	6,225,335,854	5,841,228,798	5,221,977,950
Sports School Business Events [Member]
Total		13,009,445	2,039,881,021	1,910,318,702	1,653,328,881
Sports School Business Others [Member]
Total		1,692,100	265,321,276	190,832,009	168,921,702
Social Business [Member]
Total		20,205,702	3,168,254,009	2,385,443,652	2,260,944,463
Subtotal [Member]
Total		$ 74,609,644	¥ 11,698,792,160	¥ 10,327,823,161	¥ 9,305,172,996

[1]	Provision and reversal for sales refund